Stockholders' Equity - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 22, 2015
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred stock, shares issued		7,000,000	7,000,000	0
Preferred stock, par value		$ 0.01	$ 0.01	$ 0.01
Proceeds from common stock			$ 295,000,000	$ 16,000,000	$ 6,000,000
Business Acquisition, Share Price						$ 10.10
Proceeds from preferred stock			339,000,000	$ 0	$ 0
Preferred Stock, Liquidation Preference, Value		$ 50	50
Fair value of WPX common stock issued			$ 296,000,000
Preferred Stock, Dividends Per Share, Declared		$ 0.85938
RKI [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred stock, shares issued		7,000,000	7,000,000
Preferred stock, par value		$ 0.01	$ 0.01
Common Stock, Discount on Shares		$ 10,500,000	$ 10,500,000
Preferred Stock, Discount on Shares		10,500,000	$ 10,500,000
Preferred Stock, Dividend Rate, Percentage			6.25%
Preferred Stock, Liquidation Preference, Value		$ 50	$ 50
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued			40,000,000
Preferred Stock [Member] | RKI [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Proceeds from preferred stock			$ 350,000,000
Common Stock | RKI [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Stock Issued During Period, Shares, New Issues			30,000,000
Proceeds from common stock			$ 303,000,000
Minimum
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		4.1254	4.1254
Maximum
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		4.9504	4.9504
Subsequent Event
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred Stock, Dividends Per Share, Declared	$ 0.78125